Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

Syncona

The Company receives accounting and professional services from its principal investor, Syncona from time to time as needed. The Company recorded accounting and professional fees totaling $1,200, $23,000 and $52,000 for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, the Company had $1,300 outstanding to Syncona. The Company had no outstanding payables as of December 31, 2016.

University of Oxford and Related Entities

The Company, under various service agreements, receives research and development services from the University of Oxford and its subsidiaries. The University of Oxford is a shareholder of the Company. The Company recorded research and development expenses totaling $862.000, $376,000 and $871,000 for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016 there was $414,000 and $248,000, respectively, included in accrued expenses.

Freeline Therapeutics

Freeline Therapeutics is a majority-owned portfolio company of Syncona and provided certain ancillary research and development services to the Company through a consulting contract in 2017 and 2016. The Company recorded research and development expenses totaling $11,000 and $30,000 for the years ended December 31, 2017 and 2016, respectively. The Company did not incur any similar expenses in 2015. As of December 31, 2017 and 2016, the Company had $12,200 and $11,000, respectively, outstanding to Freeline Therapeutics.

The Wellcome Trust

The Company has a lease agreement with The Wellcome Trust Limited, as trustee of The Wellcome Trust, the prior holding company of Syncona (see Note 11). As part of that arrangement, the Company is billed for certain office costs in addition to the leased space. The Company recorded general and administrative expenses totaling $165,000, $152,000 and $182,000 for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, there was $182,000 and $44,000, respectively, outstanding to The Wellcome Trust. Subsequent to December 31, 2016, The Wellcome Trust is no longer considered an affiliated entity of the Company.

Gyroscope Therapeutics

In January 2018, the Company entered into an agreement with Gyroscope Therapeutics Limited (“Gyroscope”), an entity controlled by Syncona. Pursuant to the agreement, the Company provided Gyroscope with certain clinical manuals and other documents.

MacLaren Agreement

In November 2013 and as amended in 2016, the Company entered into a consulting agreement with Oxford University Innovation Ltd. (“Consulting Agreement”), for consulting services of Prof. Robert MacLaren, a member of the Company’s board of directors. Under the terms of the Consulting Agreement, Prof. MacLaren is to provide the Company with advice and expertise in relation to regulatory submissions, prepare for and attend meetings of the Company’s clinical advisory board, prepare for and attend regulatory meetings, provide scientific and medical advice in relation to the preparation of medical education materials and provide consulting services to the Company’s Chief Medical Officer.

Under the terms of the Consulting Agreement, the Company agreed to pay consulting fees for Prof. MacLaren’s services subject to a minimum annual fee of £72,000 ($97,000). In October 2017, the board of directors authorized an increase in the minimum annual consultancy fee to £99,000 ($134,000).  In October 2017, the Company’s board of directors awarded Prof. MacLaren 58,000 restricted share units which vest annually over a four year period from the date of award.  The Company has further agreed to pay an annual bonus in respect of Prof. MacLaren’s services based on the Company’s performance as set forth in the Consulting Agreement. The Consulting Agreement terminates in November 2019, unless an extension is mutually agreed upon.

Either party can terminate the Consulting Agreement without cause upon six months’ written notice to the other, or such shorter period as may be agreed between the Company and Oxford University Innovation Ltd. The Company can terminate the Consulting Agreement immediately by written notice and without compensation for cause, including where the services are provided negligently or otherwise not in accordance with the Consulting Agreement, or where either Prof. MacLaren or Oxford University Innovation Ltd. commits any material breach of the Consulting Agreement or commits any gross misconduct affecting the Company’s business. The Company recorded consulting fees totaling $107,000, $150,000 and $90,000 for the years ended December 31, 2017, 2016 and 2015, respectively, under the Consulting Agreement.  As of December 31, 2017, there was $8,000 outstanding to Oxford University Innovation Ltd.

Management Rights Letter

In November 2015, in connection with the 2015 Agreement, the Company entered into a management rights letter with New Enterprise Associate 15, L.P. and NEA Ventures 2015, L.P. (collectively, “NEA”), which holds more than 5% of the Company’s share capital. Pursuant to the 2015 Agreement, NEA is entitled to consult and advise management on significant business issues. The management rights letter terminated in September 2017, upon the completion of the IPO.

Initial Public Offering

In September 2017, entities affiliated with Syncona Portfolio Limited and New Enterprise Associates purchased 1,000,000 and 714,285 ADSs, respectively, in the IPO.